Business Segment (Tables)	12 Months Ended
Dec. 31, 2013
Business Segment Information
Business segment information
		TDS Telecom
Year Ended or as of December 31, 2013	U.S. Cellular	Wireline	Cable	HMS	TDS Telecom Eliminations	TDS Telecom Total	Non- Reportable Segment	Corporate, Eliminations and Other Reconciling Items	Total
(Dollars in thousands)
Operating revenues	$3,918,836	$726,567	$35,883	$185,616	$(1,063)	$947,003	$59,703	$(24,306)	$4,901,236
Cost of services and products (excluding Depreciation, amortization and accretion expense reported below)	1,762,435	270,466	17,274	136,414	(1,000)	423,154	43,049	(3,322)	2,225,316
Selling, general and administrative	1,677,395	220,097	11,054	44,945	(63)	276,033	14,526	(20,176)	1,947,778
Depreciation, amortization and accretion	803,781	170,868	7,571	24,262	-	202,701	5,980	5,615	1,018,077
(Gain) loss on asset disposals, net	30,606	130	28	125	-	283	(8)	(40)	30,841
(Gain) loss on sale of business and other exit costs, net	(246,767)	-	-	-	-	-	-	(53,889)	(300,656)
(Gain) loss on license sales and exchanges	(255,479)	-	-	-	-	-	-	-	(255,479)
Operating income (loss)	146,865	65,006	(44)	(20,130)	-	44,832	(3,844)	47,506	235,359
Equity in earnings of unconsolidated entities	131,949	19	-	-	-	19	-	746	132,714
Interest and dividend income	3,961	1,759	2	63	-	1,824	4	3,303	9,092
Gain (loss) on investments	18,556	830	-	-	-	830	-	(4,839)	14,547
Interest expense	(43,963)	3,265	(74)	(1,626)	-	1,565	(4,062)	(52,351)	(98,811)
Other, net	288	(214)	-	29	-	(185)	(161)	21	(37)
Income (loss) before income taxes	257,656	70,665	(116)	(21,664)	-	48,885	(8,063)	(5,614)	292,864
Add back:
Depreciation, amortization and accretion	803,781	170,868	7,571	24,262	-	202,701	5,980	5,615	1,018,077
(Gain) loss on sale of business and other exit costs, net	(246,767)	-	-	-	-	-	-	(53,889)	(300,656)
(Gain) loss on license sales and exchanges	(255,479)	-	-	-	-	-	-	-	(255,479)
Gain (loss) on investments	(18,556)	(830)	-	-	-	(830)	-	4,839	(14,547)
Interest expense	43,963	(3,265)	74	1,626	-	(1,565)	4,062	52,351	98,811
Adjusted income before income taxes	$584,598	$237,438	$7,529	$4,224	$-	$249,191	$1,979	$3,302	$839,070

Investments in unconsolidated entities	$265,585	$3,809	$-	$-	$-	$3,809	$-	$32,378	$301,772
Total assets	$6,445,708	$1,188,433	$543,038	$328,397	$-	$2,059,868	$58,275	$340,296	$8,904,147
Capital expenditures	$737,501	$140,009	$8,375	$16,474	$-	$164,858	$866	$6,435	$909,660

		TDS Telecom
Year Ended or as of December 31, 2012	U.S. Cellular	Wireline	HMS	TDS Telecom Eliminations	TDS Telecom Total	Non- Reportable Segment	Corporate, Eliminations and Other Reconciling Items	Total
(Dollars in thousands)
Operating revenues	$4,452,084	$741,748	$113,010	$(252)	$854,506	$60,830	$(22,143)	$5,345,277
Cost of services and products (excluding Depreciation, amortization and accretion expense reported below)	1,882,752	274,065	75,781	(252)	349,594	42,150	(1,926)	2,272,570
Selling, general and administrative	1,764,933	235,716	34,193	-	269,909	16,189	(17,130)	2,033,901
Depreciation, amortization and accretion	608,633	172,526	20,568	-	193,094	6,102	5,797	813,626
Loss on impairment of assets	-	-	-	-	-	515	-	515
(Gain) loss on asset disposals, net	18,088	1,020	108	-	1,128	(1)	526	19,741
(Gain) loss on sale of business and other exit costs, net	21,022	39	-	-	39	-	-	21,061
Operating income (loss)	156,656	58,382	(17,640)	-	40,742	(4,125)	(9,410)	183,863
Equity in earnings of unconsolidated entities	90,364	10	-	-	10	-	2,493	92,867
Interest and dividend income	3,644	3,085	25	-	3,110	8	2,486	9,248
Gain (loss) on investments	(3,718)	-	-	-	-	-	-	(3,718)
Interest expense	(42,393)	2,674	(1,160)	-	1,514	(3,938)	(41,928)	(86,745)
Other, net	500	(353)	(1)	-	(354)	575	(1)	720
Income (loss) before income taxes	205,053	63,798	(18,776)	-	45,022	(7,480)	(46,360)	196,235
Add back:
Depreciation, amortization and accretion	608,633	172,526	20,568	-	193,094	6,102	5,797	813,626
(Gain) loss on sale of business and other exit costs, net	21,022	39	-	-	39	-	-	21,061
Gain (loss) on investments	3,718	-	-	-	-	-	-	3,718
Interest expense	42,393	(2,674)	1,160	-	(1,514)	3,938	41,928	86,745
Adjusted income before income taxes	$880,819	$233,689	$2,952	$-	$236,641	$2,560	$1,365	$1,121,385

Investments in unconsolidated entities	$144,531	$3,809	$-	$-	$3,809	$-	$31,581	$179,921
Total assets	$6,587,450	$1,519,698	$267,798	$-	$1,787,496	$62,931	$186,023	$8,623,900
Capital expenditures	$836,748	$158,580	$15,344	$-	$173,924	$1,789	$(7,840)	$1,004,621

		TDS Telecom
Year Ended or as of December 31, 2011	U.S. Cellular	Wireline	HMS	TDS Telecom Eliminations	TDS Telecom Total	Non- Reportable Segment	Corporate, Eliminations and Other Reconciling Items	Total
(Dollars in thousands)
Operating revenues	$4,343,346	$768,208	$47,180	$-	$815,388	$45,133	$(23,396)	$5,180,471
Cost of services and products (excluding Depreciation, amortization and accretion expense reported below)	1,721,181	274,701	23,502	-	298,203	32,952	(1,692)	2,050,644
Selling, general and administrative	1,769,701	221,114	15,647	-	236,761	8,609	(12,712)	2,002,359
Depreciation, amortization and accretion	573,557	167,663	12,867	-	180,530	3,021	8,668	765,776
(Gain) loss on asset disposals, net	9,889	1,128	115	-	1,243	(197)	17	10,952
(Gain) loss on license sales and exchanges	(11,762)	-	-	-	-	-	-	(11,762)
Operating income (loss)	280,780	103,602	(4,951)	-	98,651	748	(17,677)	362,502
Equity in earnings of unconsolidated entities	83,566	8	-	-	8	-	(1,036)	82,538
Interest and dividend income	3,395	3,548	-	-	3,548	2	2,200	9,145
Gain (loss) on investments	11,373	-	-	-	-	-	12,730	24,103
Interest expense	(65,614)	2,702	(78)	-	2,624	(1,359)	(53,852)	(118,201)
Other, net	(678)	2,719	(9)	-	2,710	650	976	3,658
Income (loss) before income taxes	312,822	112,579	(5,038)	-	107,541	41	(56,659)	363,745
Add back:
Depreciation, amortization and accretion	573,557	167,663	12,867	-	180,530	3,021	8,668	765,776
(Gain) loss on license sales and exchanges	(11,762)	-	-	-	-	-	-	(11,762)
Gain (loss) on investments	(11,373)	-	-	-	-	-	(12,730)	(24,103)
Interest expense	65,614	(2,702)	78	-	(2,624)	1,359	53,852	118,201
Adjusted income before income taxes	$928,858	$277,540	$7,907	$-	$285,447	$4,421	$(6,869)	$1,211,857

Investments in unconsolidated entities	$138,096	$3,808	$-	$-	$3,808	$-	$31,806	$173,710
Total assets	$6,327,976	$1,494,362	$209,109	$-	$1,703,471	$68,870	$100,688	$8,201,005
Capital expenditures	$782,526	$164,163	$26,999	$-	$191,162	$3,206	$10,324	$987,218